Summary of the movements in the carrying value of right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Disclosure of fair value measurement of assets [line items]
Balance as at the beginning of the year		₨ 183,029	₨ 160,037
Additions		152,172	86,914
Deletions			(2,476)
Depreciation (Refer note 13)		(77,910)	(61,446)
Effects of movements in foreign exchange rates
Balance as at the end of the year	$ 2,742	257,291	183,029
Buildings [member]
Disclosure of fair value measurement of assets [line items]
Balance as at the beginning of the year		174,119	139,970
Additions		118,785	86,914
Deletions			(2,476)
Depreciation (Refer note 13)		(51,696)	(50,289)
Effects of movements in foreign exchange rates
Balance as at the end of the year		241,208	174,119
Others [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at the beginning of the year		8,910	20,067
Additions		33,387
Deletions
Depreciation (Refer note 13)		(26,214)	(11,157)
Effects of movements in foreign exchange rates
Balance as at the end of the year		₨ 16,083	₨ 8,910